Schedule of Investments (unaudited) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AAR Corp.	264	$9,562
Aerovironment Inc.(a)	174	15,120
Cubic Corp.	251	15,572
Kaman Corp.	220	12,569
National Presto Industries Inc.	42	3,714
Park Aerospace Corp.	149	1,998
Triumph Group Inc.	414	5,200

		63,735

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)	207	11,290
Echo Global Logistics Inc.(a)	212	5,686
Forward Air Corp.	218	16,751
Hub Group Inc., Class A(a)	266	15,162

		48,889

Airlines — 0.6%
Allegiant Travel Co.	104	19,681
Hawaiian Holdings Inc.	366	6,478
SkyWest Inc.	397	16,003

		42,162

Auto Components — 1.7%
American Axle & Manufacturing Holdings Inc.(a)	901	7,514
Cooper Tire & Rubber Co.	399	16,159
Cooper-Standard Holdings Inc.(a)	134	4,646
Dorman Products Inc.(a)	228	19,795
Gentherm Inc.(a)	259	16,892
LCI Industries	199	25,806
Motorcar Parts of America Inc.(a)	151	2,963
Patrick Industries Inc.	174	11,893
Standard Motor Products Inc.	161	6,514

		112,182

Automobiles — 0.2%
Winnebago Industries Inc.	268	16,064

Banks — 7.4%
Allegiance Bancshares Inc.	150	5,119
Ameris Bancorp.	409	15,571
Banc of California Inc.	353	5,193
BancFirst Corp.	148	8,687
BankUnited Inc.	544	18,920
Banner Corp.	258	12,020
Berkshire Hills Bancorp. Inc.	101	1,729
Boston Private Financial Holdings Inc.	484	4,090
Brookline Bancorp. Inc.	465	5,599
Cadence BanCorp.	742	12,184
City Holding Co.	93	6,468
Columbia Banking System Inc.	422	15,150
Community Bank System Inc.	315	19,628
Customers Bancorp. Inc.(a)	229	4,163
CVB Financial Corp.	1,012	19,734
Dime Community Bancshares Inc.	226	3,564
Eagle Bancorp. Inc.	190	7,847
FB Financial Corp.	247	8,578
First BanCorp./Puerto Rico	1,285	11,848
First Bancorp./Southern Pines NC	167	5,650
First Commonwealth Financial Corp.	566	6,192
First Financial Bancorp.	577	10,115
First Hawaiian Inc.	1,039	24,500
First Midwest Bancorp. Inc.	677	10,778

Security	Shares	Value

Banks (continued)
Great Western Bancorp. Inc.	324	$6,772
Heritage Financial Corp./WA	211	4,935
Hope Bancorp Inc.	726	7,921
Independent Bank Corp.	194	14,170
Independent Bank Group Inc.	292	18,256
National Bank Holdings Corp., Class A	180	5,897
NBT Bancorp. Inc.	257	8,250
OFG Bancorp.	293	5,432
Old National Bancorp./IN	973	16,113
Pacific Premier Bancorp. Inc.	750	23,497
Park National Corp.	112	11,761
Preferred Bank/Los Angeles CA	107	5,400
Renasant Corp.	442	14,886
S&T Bancorp. Inc.	231	5,738
Seacoast Banking Corp. of Florida(a)	325	9,571
ServisFirst Bancshares Inc.	373	15,028
Simmons First National Corp., Class A	641	13,839
Southside Bancshares Inc.	250	7,757
Tompkins Financial Corp.	96	6,778
Triumph Bancorp. Inc.(a)	180	8,739
United Community Banks Inc./GA	508	14,447
Veritex Holdings Inc.	392	10,059
Westamerica Bancorp.	211	11,666

		490,239

Beverages — 0.3%
Coca-Cola Consolidated Inc.	37	9,852
MGP Ingredients Inc.	105	4,941
National Beverage Corp.	93	7,896

		22,689

Biotechnology — 1.3%
Anika Therapeutics Inc.(a)	113	5,115
Coherus Biosciences Inc.(a)	502	8,725
Cytokinetics Inc.(a)	563	11,699
Eagle Pharmaceuticals Inc./DE(a)	93	4,331
Enanta Pharmaceuticals Inc.(a)	142	5,978
Myriad Genetics Inc.(a)	597	11,806
REGENXBIO Inc.(a)	237	10,750
Spectrum Pharmaceuticals Inc.(a)	1,147	3,911
Vanda Pharmaceuticals Inc.(a)	435	5,716
Xencor Inc.(a)	457	19,939

		87,970

Building Products — 2.1%
AAON Inc.	323	21,521
American Woodmark Corp.(a)	135	12,670
Apogee Enterprises Inc.	210	6,653
Gibraltar Industries Inc.(a)	258	18,561
Griffon Corp.	357	7,276
Insteel Industries Inc.	154	3,430
PGT Innovations Inc.(a)	469	9,539
Quanex Building Products Corp.	261	5,786
Resideo Technologies Inc.(a)	1,117	23,747
UFP Industries Inc.	486	26,997

		136,180

Capital Markets — 1.0%
Blucora Inc.(a)	382	6,078
BrightSphere Investment Group Inc.	477	9,196
Donnelley Financial Solutions Inc.(a)	237	4,022
Greenhill & Co. Inc.	114	1,384
Piper Sandler Cos.	109	10,998

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
StoneX Group Inc.(a)	130	$7,527
Virtus Investment Partners Inc.	57	12,369
Waddell & Reed Financial Inc., Class A	497	12,659
WisdomTree Investments Inc.	889	4,756

		68,989

Chemicals — 3.0%
AdvanSix Inc.(a)	223	4,458
American Vanguard Corp.	212	3,290
Balchem Corp.	257	29,611
Ferro Corp.(a)	654	9,568
FutureFuel Corp.	203	2,578
GCP Applied Technologies Inc.(a)	384	9,082
Hawkins Inc.	76	3,976
HB Fuller Co.	411	21,323
Innospec Inc.	195	17,692
Koppers Holdings Inc.(a)	167	5,204
Kraton Corp.(a)	254	7,059
Livent Corp.(a)	1,163	21,911
Quaker Chemical Corp.	104	26,352
Stepan Co.	170	20,284
Tredegar Corp.	205	3,423
Trinseo SA	304	15,568

		201,379

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	530	20,055
Brady Corp., Class A, NVS	385	20,336
Deluxe Corp.	334	9,753
Harsco Corp.(a)	627	11,273
Interface Inc.	466	4,893
Matthews International Corp., Class A	252	7,409
Pitney Bowes Inc.	1,360	8,378
Team Inc.(a)	243	2,649
U.S. Ecology Inc.	251	9,119
UniFirst Corp./MA	121	25,614
Viad Corp.	162	5,859

		125,338

Communications Equipment — 1.1%
ADTRAN Inc.	381	5,627
Applied Optoelectronics Inc.(a)(b)	166	1,413
CalAmp Corp.(a)	277	2,748
Comtech Telecommunications Corp.	198	4,097
Digi International Inc.(a)	232	4,385
Extreme Networks Inc.(a)	977	6,732
Harmonic Inc.(a)	775	5,727
NETGEAR Inc.(a)	240	9,751
Plantronics Inc.	298	8,055
Viavi Solutions Inc.(a)	1,820	27,254

		75,789

Construction & Engineering — 0.9%
Aegion Corp.(a)	244	4,634
Arcosa Inc.	384	21,093
Comfort Systems USA Inc.	289	15,219
Granite Construction Inc.	372	9,936
Matrix Service Co.(a)	211	2,325
MYR Group Inc.(a)	133	7,993

		61,200

Construction Materials — 0.1%
U.S. Concrete Inc.(a)	126	5,036

Security	Shares	Value

Consumer Finance — 0.9%
Encore Capital Group Inc.(a)	248	$9,660
Enova International Inc.(a)	283	7,010
Green Dot Corp., Class A(a)	422	23,547
PRA Group Inc.(a)	361	14,317
World Acceptance Corp.(a)	32	3,271

		57,805

Containers & Packaging — 0.1%
Myers Industries Inc.	285	5,922

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)	118	3,596
Perdoceo Education Corp.(a)	551	6,959
Regis Corp.(a)	193	1,774

		12,329

Diversified Telecommunication Services — 1.4%
ATN International Inc.	86	3,591
Cincinnati Bell Inc.(a)	398	6,081
Cogent Communications Holdings Inc.	334	19,997
Consolidated Communications Holdings Inc.(a)	574	2,807
Iridium Communications Inc.(a)	932	36,651
Vonage Holdings Corp.(a)	1,855	23,883

		93,010

Electrical Equipment — 0.6%
AZZ Inc.	207	9,820
Encore Wire Corp.	164	9,934
Powell Industries Inc.	70	2,064
Vicor Corp.(a)	167	15,401

		37,219

Electronic Equipment, Instruments & Components — 4.0%
Arlo Technologies Inc.(a)	627	4,884
Badger Meter Inc.	231	21,728
Bel Fuse Inc., Class B, NVS	81	1,217
Benchmark Electronics Inc.	290	7,833
CTS Corp.	256	8,789
Daktronics Inc.	293	1,371
ePlus Inc.(a)	107	9,411
Fabrinet(a)	294	22,812
FARO Technologies Inc.(a)	142	10,029
Insight Enterprises Inc.(a)	278	21,153
Itron Inc.(a)	321	30,784
Knowles Corp.(a)	728	13,417
Methode Electronics Inc.	298	11,407
MTS Systems Corp.	153	8,899
OSI Systems Inc.(a)	132	12,305
PC Connection Inc.	88	4,162
Plexus Corp.(a)	229	17,910
Rogers Corp.(a)	148	22,983
Sanmina Corp.(a)	517	16,487
ScanSource Inc.(a)	201	5,302
TTM Technologies Inc.(a)	789	10,884

		263,767

Energy Equipment & Services — 1.2%
Archrock Inc.	1,021	8,842
Bristow Group Inc.(a)	185	4,869
Core Laboratories NV	354	9,384
DMC Global Inc.	118	5,103
Dril-Quip Inc.(a)	279	8,264
Exterran Corp.(a)	195	862
Helix Energy Solutions Group Inc.(a)	1,123	4,717

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne Inc.	855	$19,802
Oil States International Inc.(a)	485	2,435
Patterson-UTI Energy Inc.	1,491	7,843
ProPetro Holding Corp.(a)	642	4,744
RPC Inc.(a)	462	1,455
U.S. Silica Holdings Inc.	587	4,121

		82,441

Entertainment — 0.2%
Glu Mobile Inc.(a)	1,175	10,587
Marcus Corp. (The)	184	2,480

		13,067

Equity Real Estate Investment Trusts (REITs) — 7.7%
Acadia Realty Trust	682	9,678
Agree Realty Corp.	440	29,295
Alexander & Baldwin Inc.	576	9,896
American Assets Trust Inc.	398	11,494
Armada Hoffler Properties Inc.	461	5,172
Brandywine Realty Trust	1,356	16,150
CareTrust REIT Inc.	760	16,857
Centerspace	103	7,276
Chatham Lodging Trust	374	4,039
Community Healthcare Trust Inc.	175	8,244
CoreCivic Inc.	951	6,229
DiamondRock Hospitality Co.	1,585	13,076
Diversified Healthcare Trust	1,892	7,795
Easterly Government Properties Inc.	646	14,632
Essential Properties Realty Trust Inc.	832	17,638
Four Corners Property Trust Inc.	583	17,356
Franklin Street Properties Corp.	769	3,361
GEO Group Inc. (The)	938	8,311
Getty Realty Corp.	285	7,849
Global Net Lease Inc.	711	12,187
Hersha Hospitality Trust	290	2,288
Independence Realty Trust Inc.	754	10,126
Industrial Logistics Properties Trust	517	12,041
Innovative Industrial Properties Inc.	176	32,231
iStar Inc.	590	8,762
Kite Realty Group Trust	669	10,008
Lexington Realty Trust	2,201	23,375
LTC Properties Inc.	311	12,101
Mack-Cali Realty Corp.	685	8,535
National Storage Affiliates Trust	495	17,835
NexPoint Residential Trust Inc.	176	7,447
Office Properties Income Trust	384	8,724
Retail Opportunity Investments Corp.	937	12,546
Retail Properties of America Inc., Class A	1,703	14,578
RPT Realty	644	5,571
Safehold Inc.	113	8,191
Saul Centers Inc.	102	3,231
SITE Centers Corp.	1,197	12,114
Summit Hotel Properties Inc.	840	7,568
Tanger Factory Outlet Centers Inc.	743	7,400
Uniti Group Inc.	1,850	21,700
Universal Health Realty Income Trust	101	6,491
Urstadt Biddle Properties Inc., Class A	239	3,377
Washington REIT	655	14,168
Whitestone REIT	316	2,519
Xenia Hotels & Resorts Inc.	904	13,741

		513,203

Security	Shares	Value

Food & Staples Retailing — 0.6%
Andersons Inc. (The)	245	$6,005
Chefs’ Warehouse Inc. (The)(a)	258	6,628
PriceSmart Inc.	185	16,851
SpartanNash Co.	285	4,962
United Natural Foods Inc.(a)	445	7,107

		41,553

Food Products — 1.0%
B&G Foods Inc.	511	14,170
Calavo Growers Inc.	132	9,165
Cal-Maine Foods Inc.(a)	296	11,112
Fresh Del Monte Produce Inc.	240	5,777
J&J Snack Foods Corp.	119	18,489
John B Sanfilippo & Son Inc.	70	5,520
Seneca Foods Corp., Class A(a)	53	2,114

		66,347

Gas Utilities — 0.7%
Chesapeake Utilities Corp.	138	14,933
Northwest Natural Holding Co.	242	11,130
South Jersey Industries Inc.	799	17,218

		43,281

Health Care Equipment & Supplies — 3.2%
AngioDynamics Inc.(a)	301	4,614
Cardiovascular Systems Inc.(a)	318	13,916
CONMED Corp.	227	25,424
CryoLife Inc.(a)	307	7,248
Cutera Inc.(a)	140	3,375
Glaukos Corp.(a)	357	26,868
Heska Corp.(a)	70	10,196
Inogen Inc.(a)	146	6,523
Integer Holdings Corp.(a)	261	21,191
Invacare Corp.	274	2,452
Lantheus Holdings Inc.(a)	532	7,177
LeMaitre Vascular Inc.	134	5,427
Meridian Bioscience Inc.(a)	342	6,392
Merit Medical Systems Inc.(a)	388	21,538
Mesa Laboratories Inc.	39	11,179
Natus Medical Inc.(a)	269	5,391
OraSure Technologies Inc.(a)	570	6,033
Orthofix Medical Inc.(a)	154	6,619
Surmodics Inc.(a)	109	4,744
Tactile Systems Technology Inc.(a)(b)	154	6,921
Varex Imaging Corp.(a)	312	5,204
Zynex Inc.(a)	153	2,059

		210,491

Health Care Providers & Services — 4.2%
Addus HomeCare Corp.(a)	119	13,934
AMN Healthcare Services Inc.(a)	374	25,525
BioTelemetry Inc.(a)	272	19,606
Community Health Systems Inc.(a)	894	6,642
CorVel Corp.(a)(b)	73	7,738
Covetrus Inc.(a)	788	22,647
Cross Country Healthcare Inc.(a)	278	2,466
Ensign Group Inc. (The)	405	29,533
Hanger Inc.(a)	303	6,663
Magellan Health Inc.(a)	181	14,994
MEDNAX Inc.(a)	680	16,687
Owens & Minor Inc.	584	15,797
Pennant Group Inc. (The)(a)	201	11,670
Providence Service Corp. (The)(a)	98	13,586

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
R1 RCM Inc.(a)	927	$22,267
RadNet Inc.(a)	341	6,673
Select Medical Holdings Corp.(a)	857	23,705
Tivity Health Inc.(a)	297	5,818
U.S. Physical Therapy Inc.	102	12,265

		278,216

Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.(a)	1,256	18,137
Computer Programs & Systems Inc.	100	2,684
HealthStream Inc.(a)	199	4,346
HMS Holdings Corp.(a)	704	25,872
NextGen Healthcare Inc.(a)	440	8,026
Omnicell Inc.(a)	336	40,327
Simulations Plus Inc.	120	8,630
Tabula Rasa HealthCare Inc.(a)	172	7,368

		115,390

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants Inc.	177	6,813
Bloomin’ Brands Inc.	633	12,293
Brinker International Inc.	359	20,309
Cheesecake Factory Inc. (The)	333	12,341
Chuy’s Holdings Inc.(a)	157	4,159
Dave & Buster’s Entertainment Inc.	377	11,318
Dine Brands Global Inc.	131	7,598
El Pollo Loco Holdings Inc.(a)	151	2,733
Fiesta Restaurant Group Inc.(a)	138	1,573
Monarch Casino & Resort Inc.(a)	101	6,183
Red Robin Gourmet Burgers Inc.(a)	123	2,365
Ruth’s Hospitality Group Inc.	254	4,503
Shake Shack Inc., Class A(a)	283	23,993

		116,181

Household Durables — 2.5%
Cavco Industries Inc.(a)	67	11,755
Century Communities Inc.(a)	230	10,069
Ethan Allen Interiors Inc.	173	3,496
Installed Building Products Inc.(a)	179	18,246
iRobot Corp.(a)	223	17,905
La-Z-Boy Inc.	367	14,621
LGI Homes Inc.(a)(b)	176	18,630
M/I Homes Inc.(a)	228	10,098
MDC Holdings Inc.	406	19,732
Meritage Homes Corp.(a)(b)	298	24,680
Tupperware Brands Corp.(a)	390	12,632
Universal Electronics Inc.(a)	110	5,771

		167,635

Household Products — 0.7%
Central Garden & Pet Co.(a)	77	2,973
Central Garden & Pet Co., Class A, NVS(a)	310	11,262
WD-40 Co.	108	28,694

		42,929

Industrial Conglomerates — 0.1%
Raven Industries Inc.	285	9,431

Insurance — 2.2%
Ambac Financial Group Inc.(a)	365	5,614
American Equity Investment Life Holding Co.	558	15,434
AMERISAFE Inc.	154	8,844
eHealth Inc.(a)	206	14,546
Employers Holdings Inc.	228	7,339

Security	Shares	Value

Insurance (continued)
HCI Group Inc.	48	$2,510
Horace Mann Educators Corp.	244	10,258
James River Group Holdings Ltd.	241	11,845
ProAssurance Corp.	317	5,639
Safety Insurance Group Inc.	112	8,725
Stewart Information Services Corp.	212	10,252
Third Point Reinsurance Ltd.(a)	653	6,217
Trupanion Inc.(a)	260	31,125
United Fire Group Inc.	172	4,317
United Insurance Holdings Corp.	163	932
Universal Insurance Holdings Inc.	224	3,385

		146,982

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)	386	8,276

Internet & Direct Marketing Retail — 0.7%
Liquidity Services Inc.(a)	208	3,309
PetMed Express Inc.	161	5,162
Shutterstock Inc.	176	12,619
Stamps.com Inc.(a)	144	28,252

		49,342

IT Services — 2.0%
Cardtronics PLC, Class A(a)	282	9,955
CSG Systems International Inc.	261	11,763
EVERTEC Inc.	474	18,638
ExlService Holdings Inc.(a)	268	22,815
NIC Inc.	533	13,767
Perficient Inc.(a)	262	12,484
Sykes Enterprises Inc.(a)	313	11,791
TTEC Holdings Inc.	145	10,575
Unisys Corp.(a)	501	9,860
Virtusa Corp.(a)	226	11,555

		133,203

Leisure Products — 0.9%
Callaway Golf Co.	748	17,959
YETI Holdings Inc.(a)	595	40,740

		58,699

Life Sciences Tools & Services — 0.8%
Luminex Corp.	344	7,953
NeoGenomics Inc.(a)	882	47,487

		55,440

Machinery — 6.2%
Alamo Group Inc.	78	10,760
Albany International Corp., Class A	243	17,841
Astec Industries Inc.	180	10,418
Barnes Group Inc.	370	18,755
Chart Industries Inc.(a)	281	33,099
CIRCOR International Inc.(a)	159	6,112
Enerpac Tool Group Corp.	475	10,740
EnPro Industries Inc.	163	12,310
ESCO Technologies Inc.	206	21,263
Federal Signal Corp.	481	15,955
Franklin Electric Co. Inc.	304	21,040
Greenbrier Companies Inc. (The)	261	9,495
Hillenbrand Inc.	594	23,641
John Bean Technologies Corp.	252	28,695
Lindsay Corp.	86	11,048
Lydall Inc.(a)	134	4,024
Meritor Inc.(a)	575	16,048

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Mueller Industries Inc.	454	$15,940
Proto Labs Inc.(a)	213	32,674
SPX Corp.(a)	356	19,416
SPX FLOW Inc.(a)	335	19,417
Standex International Corp.	99	7,675
Tennant Co.	147	10,315
Titan International Inc.	399	1,939
Wabash National Corp.	421	7,254
Watts Water Technologies Inc., Class A	218	26,531

		412,405

Marine — 0.4%
Matson Inc.	342	19,484
SEACOR Holdings Inc.(a)	153	6,342

		25,826

Media — 0.5%
EW Scripps Co. (The), Class A, NVS	453	6,926
Gannett Co. Inc.(a)	1,040	3,495
Meredith Corp.	321	6,163
Scholastic Corp., NVS	238	5,950
TechTarget Inc.(a)	187	11,054

		33,588

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)	1,008	16,904
Arconic Corp.(a)	772	23,005
Carpenter Technology Corp.	382	11,124
Century Aluminum Co.(a)	399	4,401
Cleveland-Cliffs Inc.	3,173	46,199
Haynes International Inc.	100	2,384
Kaiser Aluminum Corp.	125	12,362
Materion Corp.	162	10,323
Olympic Steel Inc.	72	960
SunCoke Energy Inc.	658	2,862
TimkenSteel Corp.(a)	301	1,406

		131,930

Mortgage Real Estate Investment — 1.1%
Apollo Commercial Real Estate Finance Inc.	1,026	11,460
ARMOUR Residential REIT Inc.	515	5,557
Capstead Mortgage Corp.	767	4,456
Granite Point Mortgage Trust Inc.	439	4,386
Invesco Mortgage Capital Inc.	1,441	4,871
KKR Real Estate Finance Trust Inc.	216	3,871
New York Mortgage Trust Inc.	3,004	11,085
PennyMac Mortgage Investment Trust	785	13,808
Ready Capital Corp.	325	4,046
Redwood Trust Inc.	890	7,814

		71,354

Multi-Utilities — 0.3%
Avista Corp.	546	21,916

Multiline Retail — 0.5%
Big Lots Inc.	283	12,149
Macy’s Inc.	1,828	20,565

		32,714

Oil, Gas & Consumable Fuels — 0.5%
Dorian LPG Ltd.(a)	268	3,267
Green Plains Inc.(a)	263	3,464
Par Pacific Holdings Inc.(a)	318	4,445
PBF Energy Inc., Class A	764	5,424
Renewable Energy Group Inc.(a)	140	9,915

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.(a)	42	$3,086

		29,601

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	132	4,983
Glatfelter Corp.	356	5,831
Mercer International Inc.	315	3,229
Neenah Inc.	134	7,413

		21,456

Personal Products — 0.5%
Inter Parfums Inc.	140	8,469
Medifast Inc.	93	18,260
USANA Health Sciences Inc.(a)	95	7,324

		34,053

Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals Inc.(a)	291	5,852
ANI Pharmaceuticals Inc.(a)	77	2,236
Corcept Therapeutics Inc.(a)	831	21,739
Endo International PLC(a)	1,831	13,147
Innoviva Inc.(a)	500	6,195
Lannett Co. Inc.(a)	272	1,773
Pacira BioSciences Inc.(a)	345	20,645
Phibro Animal Health Corp., Class A	161	3,127
Supernus Pharmaceuticals Inc.(a)	419	10,542

		85,256

Professional Services — 1.2%
Exponent Inc.	410	36,912
Forrester Research Inc.(a)	88	3,687
Heidrick & Struggles International Inc.	154	4,525
Kelly Services Inc., Class A, NVS	265	5,451
Korn Ferry	429	18,661
Resources Connection Inc.	242	3,042
TrueBlue Inc.(a)	284	5,308

		77,586

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	191	7,111
RE/MAX Holdings Inc., Class A	147	5,341
Realogy Holdings Corp.(a)	918	12,044
St. Joe Co. (The)	247	10,485

		34,981

Road & Rail — 0.9%
ArcBest Corp.	203	8,662
Heartland Express Inc.	392	7,095
Marten Transport Ltd.	467	8,046
Saia Inc.(a)	207	37,426

		61,229

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries Inc.(a)	304	29,479
Axcelis Technologies Inc.(a)	266	7,746
Brooks Automation Inc.	587	39,828
CEVA Inc.(a)	177	8,054
Cohu Inc.	333	12,714
Diodes Inc.(a)	335	23,618
DSP Group Inc.(a)	174	2,887
FormFactor Inc.(a)	615	26,457
Ichor Holdings Ltd.(a)	183	5,517
Kulicke & Soffa Industries Inc.	493	15,682
MaxLinear Inc.(a)	536	20,470
Onto Innovation Inc.(a)	388	18,449

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PDF Solutions Inc.(a)	233	$5,033
Photronics Inc.(a)	522	5,826
Power Integrations Inc.	476	38,965
Rambus Inc.(a)	905	15,801
SMART Global Holdings Inc.(a)	110	4,139
Ultra Clean Holdings Inc.(a)	322	10,030
Veeco Instruments Inc.(a)	395	6,857

		297,552

Software — 3.1%
8x8 Inc.(a)	845	29,127
Agilysys Inc.(a)	161	6,179
Alarm.com Holdings Inc.(a)	355	36,725
Bottomline Technologies DE Inc.(a)	311	16,402
Ebix Inc.	188	7,139
LivePerson Inc.(a)	494	30,742
MicroStrategy Inc., Class A(a)	57	22,147
OneSpan Inc.(a)	271	5,604
Progress Software Corp.	357	16,133
SPS Commerce Inc.(a)	281	30,514
Xperi Holding Corp.	228	4,765

		205,477

Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A	496	10,098
America’s Car-Mart Inc./TX(a)	49	5,382
Asbury Automotive Group Inc.(a)	153	22,298
Barnes & Noble Education Inc.(a)	244	1,135
Bed Bath & Beyond Inc.	1,001	17,778
Boot Barn Holdings Inc.(a)	230	9,973
Buckle Inc. (The)	228	6,658
Caleres Inc.	303	4,742
Cato Corp. (The), Class A	159	1,525
Chico’s FAS Inc.	954	1,517
Children’s Place Inc. (The)	116	5,812
Conn’s Inc.(a)	151	1,765
Designer Brands Inc. , Class A	468	3,580
GameStop Corp., Class A(a)(b)	434	8,177
Genesco Inc.(a)	113	3,400
Group 1 Automotive Inc.	136	17,835
Guess? Inc.	298	6,741
Haverty Furniture Companies Inc.	134	3,708
Hibbett Sports Inc.(a)	132	6,096
Lumber Liquidators Holdings Inc.(a)	229	7,039
MarineMax Inc.(a)	175	6,130
Michaels Companies Inc. (The)(a)	587	7,637
Monro Inc.	264	14,071
ODP Corp. (The)	419	12,277
Rent-A-Center Inc./TX	387	14,818
Sally Beauty Holdings Inc.(a)	897	11,697
Shoe Carnival Inc.	68	2,664
Signet Jewelers Ltd.	416	11,344
Sleep Number Corp.(a)	220	18,009
Sonic Automotive Inc., Class A	188	7,251
Zumiez Inc.(a)	166	6,105

		257,262

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	987	10,344
Diebold Nixdorf Inc.(a)	618	6,588

		16,932

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.5%
Capri Holdings Ltd.(a)	1,197	$50,274
Crocs Inc.(a)	536	33,586
Fossil Group Inc.(a)	373	3,234
G-III Apparel Group Ltd.(a)	345	8,190
Kontoor Brands Inc.(a)	373	15,129
Movado Group Inc.	132	2,194
Oxford Industries Inc.	134	8,778
Steven Madden Ltd.	615	21,722
Unifi Inc.(a)	119	2,111
Vera Bradley Inc.(a)	173	1,377
Wolverine World Wide Inc.	652	20,375

		166,970

Thrifts & Mortgage Finance — 2.0%
Axos Financial Inc.(a)	408	15,312
Capitol Federal Financial Inc.	1,021	12,763
Flagstar Bancorp. Inc.	279	11,372
Meta Financial Group Inc.	197	7,202
Mr Cooper Group Inc.(a)	570	17,687
NMI Holdings Inc., Class A(a)	674	15,266
Northfield Bancorp. Inc.	380	4,685
Northwest Bancshares Inc.	752	9,580
Provident Financial Services Inc.	580	10,417
TrustCo Bank Corp. NY	743	4,956
Walker & Dunlop Inc.	230	21,165

		130,405

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies Inc.	308	24,021
Boise Cascade Co.	312	14,914
DXP Enterprises Inc./TX(a)	130	2,890
Foundation Building Materials Inc.(a)	179	3,438
GMS Inc.(a)	339	10,333
NOW Inc.(a)	869	6,239
Veritiv Corp.(a)	99	2,058

		63,893

Water Utilities — 0.7%
American States Water Co.	293	23,296
California Water Service Group	396	21,396

		44,692

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	395	17,084
Spok Holdings Inc.	139	1,547

		18,631

Total Common Stocks — 97.3% (Cost: $5,301,601)		6,455,709

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	68,516	68,557

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	220,000	$220,000

		288,557

Total Short-Term Investments — 4.4% (Cost: $288,557)		288,557

Total Investments in Securities — 101.7% (Cost: $5,590,158)		6,744,266

Other Assets, Less Liabilities — (1.7)%		(109,736)

Net Assets — 100.0%		$6,634,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/22/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$68,564	(b)	$—	$(7)	$—	$68,557	68,516	$90	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	220,000	(b)	—	—	—	220,000	220,000	18		—

					$(7)	$—	$288,557		$108		$—

(a)	The Fund commenced operations on September 22, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank USA N.A.(b)	02/10/23	$84,710	$1,526	(c)	$86,315	1.3%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	75,580	3,061	(e)	78,255	1.1

					$4,587		$164,570

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(79) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $386 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate
(OBFR01)

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of December 31, 2020 expiration 02/10/23.

	Shares	Value	%of Basket Value

Reference Entity — Long

Banks
Ameris Bancorp.	141	$5,368	6.2%
BankUnited Inc.	187	6,504	7.5
Banner Corp.	2	93	0.1
Berkshire Hills Bancorp. Inc.	298	5,102	5.9
Boston Private Financial Holdings Inc.	166	1,403	1.6
Cadence BanCorp.	7	115	0.1
Central Pacific Financial Corp.	5	95	0.1
Columbia Banking System Inc.	145	5,206	6.0
Community Bank System Inc.	109	6,792	7.9
First BanCorp./Puerto Rico	442	4,075	4.7
First Commonwealth Financial Corp.	199	2,177	2.5
First Financial Bancorp.	199	3,488	4.1
Great Western Bancorp. Inc.	111	2,320	2.7
Hanmi Financial Corp.	5	57	0.1
Heritage Financial Corp./WA	73	1,707	2.0
Independent Bank Corp.	2	146	0.2
NBT Bancorp. Inc.	90	2,889	3.4
OFG Bancorp.	104	1,928	2.2
Old National Bancorp./IN	10	166	0.2
Renasant Corp.	3	101	0.1
S&T Bancorp. Inc.	79	1,962	2.3
Seacoast Banking Corp. of Florida(a)	4	118	0.1
Simmons First National Corp., Class A	220	4,750	5.5
United Community Banks Inc./GA	2	57	0.1

		56,619

Consumer Finance
Green Dot Corp., Class A(a)	3	167	0.2

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	15	133	0.1

Insurance
American Equity Investment Life Holding Co.	5	138	0.2
ProAssurance Corp.	1	18	0.0	(b)

		156

Multiline Retail
Macy’s Inc.	611	6,874	7.9

Oil, Gas & Consumable Fuels
Renewable Energy Group Inc.(a)	2	142	0.2

Software
Xperi Holding Corp.	594	12,415	14.4

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	95	3,872	4.5
Meta Financial Group Inc.	68	2,486	2.9
Northwest Bancshares Inc.	263	3,351	3.9
TrustCo Bank Corp. NY	15	100	0.1

		9,809

Total Reference Entity — Long		86,315

Net Value of Reference Entity — HSBC Bank USA N.A.		$86,315

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration 02/08/23.

	Shares	Value	%of Basket Value

Reference Entity — Long

Banks
Ameris Bancorp.	2	$76	0.1%
BankUnited Inc.	3	104	0.1
Banner Corp.	18	839	1.1
Berkshire Hills Bancorp. Inc.	5	86	0.1
Brookline Bancorp. Inc.	159	1,914	2.4
Cadence BanCorp.	252	4,138	5.3
Central Pacific Financial Corp.	219	4,163	5.3
City Holding Co.	33	2,295	2.9
Columbia Banking System Inc.	2	72	0.1
Community Bank System Inc.	2	125	0.2
Eagle Bancorp. Inc.	65	2,685	3.4
First BanCorp./Puerto Rico	7	65	0.1
First Bancorp./Southern Pines NC	61	2,064	2.6
First Financial Bancorp.	3	53	0.1
First Midwest Bancorp. Inc.	231	3,678	4.7
Hanmi Financial Corp.	248	2,812	3.6
Hope Bancorp Inc.	254	2,771	3.5
Independent Bank Corp.	65	4,748	6.1
National Bank Holdings Corp., Class A	62	2,031	2.6
OFG Bancorp.	9	167	0.2
Old National Bancorp./IN	331	5,481	7.0
Seacoast Banking Corp. of Florida(a)	108	3,181	4.1
Simmons First National Corp., Class A	4	86	0.1
United Community Banks Inc./GA	178	5,062	6.5
Veritex Holdings Inc.	3	77	0.1
Westamerica Bancorp.	3	166	0.2

		48,939

Commercial Services & Supplies
Pitney Bowes Inc.	15	92	0.1

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	5	76	0.1

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	4	57	0.1
GEO Group Inc. (The)	11	97	0.1

		154

Insurance
American Equity Investment Life Holding Co.	168	4,647	6.0
Employers Holdings Inc.	3	97	0.1
Horace Mann Educators Corp.	84	3,531	4.5
James River Group Holdings Ltd.	2	98	0.1
ProAssurance Corp.	109	1,939	2.5

		10,312

Multiline Retail
Macy’s Inc.	27	304	0.4

Oil, Gas & Consumable Fuels
Renewable Energy Group Inc.(a)	171	12,110	15.5

Software
Xperi Holding Corp.	18	376	0.5

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Small-Cap ETF

	Shares	Value	%of Basket Value

Thrifts & Mortgage Finance
HomeStreet Inc.	173	$5,839	7.4
TrustCo Bank Corp. NY	8	53	0.1

		5,892

Total Reference Entity — Long		78,255

Net Value of Reference Entity — JPMorgan Securities PLC		$78,255

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,455,709	$—	$—	$6,455,709
Money Market Funds	288,557	—	—	288,557

	$6,744,266	$—	$—	$6,744,266

Derivative financial instruments(a)
Assets
Swaps	$—	$4,587	$—	$4,587

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Counterparty Abbreviations

HSBC	HSBC Bank PLC

9